Net Investment in Direct Financing Leases - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Line of Credit Entered into by Subsidiary [Member] USD ($)	Dec. 31, 2014 Line of Credit Entered into by Subsidiary [Member] CNY	Dec. 31, 2013 Line of Credit Entered into by Subsidiary [Member] CNY
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Net investment in financing leases	$ 44,288	274,787	328,281	$ 33,434	207,445	321,602
Secure bank borrowings	$ 22,046	136,785	117,940